Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net loss	$ (6,534)	$ (6,537)
Other comprehensive income:
Unrealized gain on marketable securities		40
Comprehensive loss	$ (6,534)	$ (6,497)